Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES
8.	LEASES

Operating leases as lessee

As of June 30, 2025 and December 31, 2024, the Company had operating leases recorded on its consolidated balance sheets for certain office spaces and warehouses that expire on various dates through 2044. The Company terminated leases for certain facilities with lower usage. The termination of the leases reduced operating ROU assets of approximately $0.1 million and operating lease liabilities of approximately $0.1 million, respectively, during the six months ended June 30, 2025. The Company does not plan to cancel the remaining existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s lease arrangements may contain both lease and non-lease components. The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed.

The following table shows ROU assets and lease liabilities, and the associated financial statement line items:

	As of June 30, 2025	As of December 31, 2024
Assets
Operating lease right-of-use assets, net	$8,065	$9,918

Liabilities
Operating lease liabilities, current	$3,978	$4,218
Operating lease liabilities, non-current	$3,254	$4,719

Weighted average remaining lease term (in years)	3.00	3.25
Weighted average discount rate (%)	5.85	5.84

Information related to operating lease activities during as of June 30, 2025 and 2024 is set forth below:

	For the Six Months Ended June 30,
	2025	2024
Operating lease right-of-use assets obtained in exchange for lease liabilities	$233	$1,023

Operating lease expense
Amortization of right-of-use assets	2,121	3,105
Interest of lease liabilities	245	494
Total	$2,366	$3,599

Maturities of lease liabilities were as follows:

Twelve months ending June 30,	Lease Liabilities
2026	$4,113
2027	1,627
2028	1,036
2029	299
2030	299
Thereafter	555
Total lease payments	7,929
Less: imputed interest	(697)
Total	$7,232